Maturity of Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Maturity of Assets and Liabilities
Maturity of Assets and Liabilities

41.   Maturity of Assets and Liabilities:

The table below shows the classification of assets and liabilities as current and non-current as the balance sheet is presented in the order of liquidity without indicating this information.

	As of December 31, 2016
	Less than 12 months	Over 1 year	Total
	MCh$	MCh$	MCh$
Assets
Cash and due from banks	1,408,167	—	1,408,167
Transactions in the course of collection	206,972	—	206,972
Financial assets held-for-trading	1,379,958	—	1,379,958
Receivables from repurchase agreements and security borrowing	55,703	—	55,703
Derivative instruments	300,021	639,628	939,649
Loans in advance to banks (*)	1,153,319	20,127	1,173,446
Loans to customers (*)	10,579,396	14,819,028	25,398,424
Financial assets available-for-sale	74,177	300,293	374,470
Investments in other companies	—	30,314	30,314
Intangible assets	—	65,036	65,036
Property and equipment	—	219,082	219,082
Investment properties	—	14,674	14,674
Current tax assets	6,657	—	6,657
Deferred tax assets, net	—	176,923	176,923
Other assets	58,066	404,791	462,857

Total Assets	15,222,436	16,689,896	31,912,332

	As of December 31, 2017
	Less than 12 months	Over 1 year	Total
	MCh$	MCh$	MCh$
Assets
Cash and due from banks	1,057,393	—	1,057,393
Transactions in the course of collection	255,968	—	255,968
Financial assets held-for-trading	1,538,578	—	1,538,578
Receivables from repurchase agreements and security borrowing	91,641	—	91,641
Derivative instruments	626,029	621,912	1,247,941
Loans in advance to banks (*)	729,434	30,851	760,285
Loans to customers (*)	9,823,290	15,628,223	25,451,513
Financial assets available-for-sale	1,044,832	481,483	1,526,315
Investments in other companies	—	35,771	35,771
Intangible assets	—	72,455	72,455
Property and equipment	—	216,259	216,259
Investment properties	—	14,306	14,306
Current tax assets	23,032	—	23,032
Deferred tax assets, net	—	161,265	161,265
Other assets	110,662	494,138	604,800

Total Assets	15,300,859	17,756,663	33,057,522

(*)  The respective provisions, which amount to Ch$554,769 million and Ch$495,821 million in 2016 and 2017, respectively, for loans to customers and Ch$259 million and Ch$264 million for loans and advances to banks, have not been deducted from these balances.

	As of December 31, 2016
	Less than 12 months	Over 1 year	Total
	MCh$	MCh$	MCh$
Liabilities
Current accounts and other demand deposits	8,321,148	—	8,321,148
Transactions in the course of payment	25,702	—	25,702
Payables from repurchase agreements and security lending	216,817	—	216,817
Saving accounts and time deposits	10,184,773	368,128	10,552,901
Derivative instruments	235,576	730,933	966,509
Borrowings from financial institutions	919,336	120,690	1,040,026
Debt issued	784,088	5,393,839	6,177,927
Other financial obligations	164,486	21,713	186,199
Current tax liabilities	—	—	—
Provisions	186,944	624	187,568
Employee benefits	25,539	57,806	83,345
Other liabilities	52,314	239,174	291,488

Total Liabilities	21,116,723	6,932,907	28,049,630

	As of December 31, 2017
	Less than 12 months	Over 1 year	Total
	MCh$	MCh$	MCh$
Liabilities
Current accounts and other demand deposits	8,915,706	—	8,915,706
Transactions in the course of payment	29,871	—	29,871
Payables from repurchase agreements and security lending	195,392	—	195,392
Saving accounts and time deposits	9,831,087	236,691	10,067,778
Derivative instruments	653,073	739,922	1,392,995
Borrowings from financial institutions	1,121,026	74,002	1,195,028
Debt issued	1,076,689	5,412,286	6,488,975
Other financial obligations	119,499	17,664	137,163
Current tax liabilities	—	3,453	3,453
Provisions	194,073	464	194,537
Employee benefits	25,159	61,469	86,628
Other liabilities	49,672	258,891	308,563

Total Liabilities	22,211,247	6,804,842	29,016,089